Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Currency translation differences (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Currency translation differences	[1]	$ (314)	$ (820)	$ 4,127	$ (1,134)	$ 5,837
Of which:
Recognised in Other comprehensive income		(375)	(767)	4,117	(1,142)	5,736
(Gain)/loss reclassified to profit or loss		$ 61	$ (53)	$ 9	$ 8	$ 101

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.